Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Options, beginning balance	214,701		192,130	272,750
Options, granted	116,455	[1]	89,907
Options, exercised	(62,269)		(61,711)	(78,620)
Options, forfeited	(2,882)		(5,625)	(2,000)
Options, ending balance	266,005		214,701	192,130
Options, exercisable	73,608
Weighted average exercise price, granted	$ 29.34	[1]	$ 26.91
Weighted average exercise price, exercised	15.28		15.28	$ 17.19
Weighted average exercise price, forfeited	29.71		24.07	15.28
Weighted average grant date fair value, granted	10.96	[1]	10.04
Weighted average grant date fair value, exercised	6.54		6.54	7.70
Weighted average grant date fair value, forfeited	$ 11.79		$ 9.19	$ 6.54

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 11E. Regarding the grant of 22,795 options, see Note 3B.